SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ConsolidationOfVariableInterestEntityLineItems [Line Items]
Current assets	$ 44,762,583		$ 60,945,135	$ 20,388,753
Right of Use Lease Assets, net	194,945			119,056
Total assets	60,147,336		60,945,135	20,584,279
Total current liabilities	1,599,747		676,164	7,635,153
Total non-current liabilities	125,259		1,291,608	3,933,219
Revenue	2,477,852	$ 86,159	158,485	10,977,429	$ 10,978,571
Cost of revenue	2,160,129	42,089	91,354	8,394,364	9,803,883
Operating expenses	1,693,065	772,563	2,114,148	4,099,851	4,914,058
Net loss	(1,361,018)	(345,611)	5,114,684	(16,312,705)	(11,219,851)
Net cash provided by (used in) operating activities	6,727,940	(12,853,862)	(14,064,609)	(7,422,839)	(5,522,340)
Net cash provided by (used in) financing activities	(1,291,608)	27,665	45,968,149	276,794	2,877,500
Effect of changes of foreign exchange rate on cash	407,539	(141,762)	(3,625,234)	(503,137)	(246,808)
Net decrease in cash and cash equivalents	(10,055,896)	(12,967,959)	27,334,930	(7,654,721)	(2,917,564)
Property and equipment, net				76,470
Net cash used in investing activities	(15,899,767)		(943,376)	(5,539)	(25,916)
Variable Interest Entity, Primary Beneficiary [Member]
ConsolidationOfVariableInterestEntityLineItems [Line Items]
Current assets				485,789
Right of Use Lease Assets, net				119,056
Total assets				675,966
Total current liabilities				6,836,474
Total non-current liabilities				386,329
Revenue		86,159	86,646	2,457,246	1,738,752
Cost of revenue		42,089	42,201	747,206	1,309,778
Operating expenses		402,932	658,505	2,988,017	2,667,254
Net loss		(358,349)	(395,303)	(1,435,993)	(2,695,110)
Net cash provided by (used in) operating activities		(231,248)	(52,074)	(199,661)	238,434
Net cash provided by (used in) financing activities		27,665	194,748	111,051	(856,123)
Effect of changes of foreign exchange rate on cash		270,340	(146,410)	(2,711)	292,532
Net decrease in cash and cash equivalents		$ 66,757	(3,736)	(93,066)	(325,157)
Property and equipment, net				71,121
Other non-current assets
Net cash used in investing activities				$ (1,745)